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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08942

                         First Carolina Investors, Inc.
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               (Exact name of registrant as specified in charter)

                             9347 A Founders Street
                        Fort Mill, South Carolina 29706
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               (Address of principal executive offices)(Zip Code)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                             9347 A Founders Street
                        Fort Mill, South Carolina 29706
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (803)802-0890

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss 239.24 and 274.5 of this chapter), to file reports with the Commission not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.3b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507. Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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PROXY VOTING RECORD


M & T BANK CORPORATION
Ticker:  MTB
Security ID: 55261F104
Meeting Type:  Annual
Rec Date: February 28, 2007
Meeting Date: April 17, 2007

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Brent D. Baird             For       For         Management
1.2   Elect Director Robert J. Bennett          For       For         Management
1.3   Elect Director C. Angela Bontempo         For       For         Management
1.4   Elect Director Robert T. Brady            For       For         Management
1.5   Elect Director Michael D. Buckley         For       For         Management
1.6   Elect Director Jefferson Cunningham III   For       For         Management
1.7   Elect Director Mark J. Czarnecki          For       For         Management
1.8   Elect Director Colm E. Doherty            For       For         Management
1.9   Elect Director Richard E. Garman          For       For         Management
1.10  Elect Director Daniel R. Hawbaker         For       For         Management
1.11  Elect Director Patrick W. E. Hodgson      For       For         Management
1.12  Elect Director Richard G. King            For       For         Management
1.13  Elect Director Reginald B. Newman, II     For       For         Management
1.14  Elect Director Jorge G. Pereira           For       For         Management
1.15  Elect Director Michael P. Pinto           For       For         Management
1.16  Elect Director Robert E. Sadler,Jr.       For       For         Management
1.17  Elect Director Eugene J. Sheehy           For       For         Management
1.18  Elect Director Stephen G. Sheetz          For       For         Management
1.19  Elect Director Herbert L. Washington      For       For         Management
1.20  Elect Director Robert G. Wilmers          For       For         Management
2.    Ratify Independent Public Accountant      For       For         Management
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Marsh & McLennan Companies, Inc.
Ticker:  MMC
Security ID:  571748102
Meeting Type:  Annual
Rec Date:  March 20, 2007
Meeting Date:  May 17, 2007

#     Proposal                                  Mgt Rec  Vote Cast   Sponsor
1.1   Elect Director Zachary W. Carter          For      For         Management
1.2   Elect Director Oscar Fanuul               For      For         Management
2.    Ratification of Selection of Independent
       Registered Public Accounting Firm
3.    Amendment of Stock Purchase Plan for
       International Employees                  For      For         Management
4.    Political Contribution Disclosure         For      Against     Stockholder

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MERCHANTS GROUP, INC.
Ticker:  MGP
Security ID: 588539106
Meeting Type:  Special
Rec Date: December 20, 2006
Meeting Date: February 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Adopt Merger Agreement dated
        October 31, 2006                        For       For         Management

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                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.

(Registrant)      FIRST CAROLINA INVESTORS, INC.

By(Signature and Title)*    /s/ Brent D. Baird
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                                Brent D. Baird,
                                Chief Executive Officer / President

Date: August 28, 2007